STOCK-BASED INCENTIVE COMPENSATION PLANS	12 Months Ended
Nov. 25, 2018
Share-based Compensation [Abstract]
STOCK-BASED INCENTIVE COMPENSATION PLANS

NOTE 11: STOCK-BASED INCENTIVE COMPENSATION PLANS

The Company recognized stock-based compensation expense of $89.8 million, $57.1 million and $20.3 million, and related income tax benefits of $22.3 million, $22.0 million and $7.8 million, respectively, for the years ended November 25, 2018, November 26, 2017 and November 27, 2016, respectively. As of November 25, 2018, there was $67.3 million of total unrecognized compensation cost related to unvested equity and liability awards, which cost is expected to be recognized over a weighted-average period of 2.09 years. No stock-based compensation cost has been capitalized in the accompanying consolidated financial statements.

For the year ended November 26, 2017, the Company’s results include an out-of-period adjustment, which increased selling, general and administrative expenses by $8.3 million and decreased net income by $5.1 million. This item, which originated in prior years, relates to the correction of the periods used for the recognition of stock-based compensation expense associated with employees eligible to vest in awards after retirement.

2016 Equity Incentive Plan

Under the Company’s EIP, a variety of stock awards, including stock options, restricted stock, restricted stock units (“RSUs”), stock appreciation rights (“SARs”) and cash or equity settled awards may be granted. The aggregate number of shares of common stock authorized for issuance under the EIP is 80,000,000 shares. At November 25, 2018, the number of shares available for issuance is 38,251,240 shares.

Under the EIP, stock awards and SARs have a maximum contractual term of seven years and generally must have an exercise price at least equal to the fair market value of the Company’s common stock on the grant date. Awards generally vest according to terms determined at the time of grant, or as otherwise determined by the Board in its discretion.

Upon the exercise of a stock-settled SAR, the participant will receive shares of common stock. The number of shares of common stock issued per SAR unit exercised is equal to (i) the excess of the per-share fair market value of the Company’s common stock on the date of exercise over the exercise price of the SAR, divided by (ii) the per-share fair market value of the Company’s common stock on the date of exercise.

Effective in 2017, stock-settled RSUs which include service or performance conditions were issued to certain employees. Each recipient’s vested RSUs are converted to a share of common stock within 30 days of vesting. These RSUs do not have “dividend equivalent rights”.

Non-employee members of the Board receive RSUs annually. Each recipient’s vested RSUs are converted to a share of common stock six months after their discontinuation of service with the Company. The RSUs additionally have “dividend equivalent rights” of which dividends paid by the Company on its common stock are credited by the equivalent addition of RSUs.

Shares of common stock will be issued from the Company’s authorized but unissued shares and are subject to the Stockholders’ Agreement that governs all shares.

Shares of common stock issued under the EIP contain certain repurchase rights, which may be exercised only with respect to shares of the Company’s common stock that have been held by a participant for at least six months following their issuance date. As a result, the holder is exposed to the risk and rewards of ownership for a reasonable period of time. Accordingly, the SARs and RSUs are classified as equity awards. Stock-based awards settled in cash are classified as liability awards based on expected vesting and included as a component of “Accrued salaries, wages and employee benefits” or “Other long-term liabilities” on the accompanying consolidated balance sheets.

Temporary equity.     Equity-classified stock-based awards that may be settled in cash at the option of the holder are presented on the balance sheet outside of permanent equity. Accordingly, “temporary equity” on the accompanying consolidated balance sheets includes the redemption value of these awards generally related to the elapsed service period since the grant date reflecting patterns of compensation cost recognition, as well as the fair value of the common stock issued pursuant to the EIP. The increase in temporary equity from the year ended November 26, 2017 to November 25, 2018 was primarily due to an appreciation in the fair value of the Company’s common stock price and additional compensation cost recognition for awards.

Equity Awards

SARs.    The Company grants SARs, which include service or performance conditions, to a small group of the Company’s senior executives. SARs with service conditions (“Service SARs”) vest from three-and-a-half to four years, and have maximum contractual lives of seven years. SARs with performance conditions (“Performance SARs”) vest at varying unit amounts, up to 150% of those awarded, based on the attainment of certain three-year cumulative performance goals and have maximum contractual lives of seven years. The Company did not grant Performance SARs in 2017 or 2018. SARs activity during the year ended November 25, 2018 was as follows:

	Service SARs				Performance-based SARs
	Units	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value	Units	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
	(Units and dollars in thousands)
Outstanding at November 26, 2017	25,300	$5.45	3.5		10,794	$6.05	4.1
Granted	1,547	9.60			—	—
Exercised	(8,726)	4.25			(1,367)	6.19
Forfeited	(250)	8.54			(503)	6.47
Performance adjustment	—	—			293	7.44

Outstanding at November 25, 2018	17,871	$6.36	3.4		9,217	$6.05	3.1

Vested and expected to vest at November 25, 2018	17,745	$6.35	3.4	$146,428	10,018	$6.06	3.2	$85,513

Exercisable at November 25, 2018	12,534	$5.92	2.7	$108,844	5,655	$5.96	2.3	$48,853

The aggregate intrinsic values are calculated as the difference between the exercise price of the underlying SARs and the fair value of the Company’s common stock that were in-the-money at that date.

	November 25, 2018	November 26, 2017	November 27, 2016
	(Dollars in thousands)
Aggregate intrinsic value of Service SARs exercised during the year	$53,398	$25,572	$1,443
Aggregate intrinsic value of Performance SARs exercised during the year	$6,777	$883	$986

Unrecognized future compensation costs as of November 25, 2018 of $3.4 million for Service SARs and $0.2 million for Performance SARs are expected to be recognized over weighted-average periods of 1.71 years and 0.17 years, respectively. The Company believes it is probable that the performance-based SARs will vest.

The weighted-average grant date fair value of SARs was estimated using the Black-Scholes option valuation model, unless the awards were subject to market conditions, in which case the Company utilized the Monte Carlo simulation model. The weighted-average grant date fair values and corresponding weighted-average assumptions used in the Black-Scholes option valuation model were as follows:

	Service SARs Granted			Performance SARs Granted
	2018	2017	2016	2016
Weighted-average grant date fair value	$2.61	$1.61	$1.57	$1.59

Weighted-average assumptions:
Expected life (in years)	4.9	4.9	4.8	5.0
Expected volatility	35.7%	32.5%	36.4%	36.3%
Risk-free interest rate	2.5%	1.9%	1.1%	1.1%
Expected dividend	2.5%	2.7%	2.5%	2.5%

The weighted-average grant date fair value of SARs subject to market conditions was estimated using a Monte Carlo simulation model. The weighted-average grant date fair values and corresponding weighted-average assumptions used in the model were as follows:

Performance SARs Granted
2016
Weighted-average grant date fair value	$2.06

Weighted-average assumptions:
Expected life (in years)	4.8
Expected volatility	36.5%
Risk-free interest rate	1.5%
Expected dividend	2.6%

Service and Performance RSUs.    The Company grants RSUs, which include service or performance conditions, to a small group of the Company’s senior executives. RSUs with service conditions (“Service RSUs”) granted during 2018 vest in four annual equal installments of 25% beginning on the first anniversary of the date granted subject to continued employment. Service RSUs granted in 2017 cliff vest in three years subject to continued employment. RSUs with performance conditions (“Performance RSUs”) vest at varying unit amounts, up to 200% of those awarded, based on the attainment of certain three-year cumulative performance goals over a three year performance period subject to continued employment. Service and Performance RSU activity during the year ended November 25, 2018 was as follows:

	Service RSUs			Performance RSUs
	Units	Weighted- Average Fair Value	Weighted- Average Remaining Contractual Life (Years)	Units	Weighted- Average Fair Value	Weighted- Average Remaining Contractual Life (Years)
	(Units in thousands)
Outstanding at November 26, 2017	547	$6.90	2.4	1,094	$6.90	2.4
Granted	525	9.60		842	9.60
Forfeited	(42)	9.60		(192)	8.07

Outstanding at November 25, 2018	1,030	$8.17	1.7	1,744	$8.08	1.4

Unrecognized future compensation cost as of November 25, 2018 of $2.2 million for Service RSUs and $3.1 million for Performance RSUs are expected to be recognized over a weighted-average period of 1.98 years and 1.37 years, respectively.

The Board estimated the grant date fair value of Service and Performance RSUs using factors including the most recent valuation conducted by a third-party valuation firm, unless the awards were subject to market conditions, in which case it utilized the Monte Carlo simulation model. During 2018 and 2017, the weighted-average grant date fair value for Service RSUs and Performance RSUs granted without a market condition was $9.16 and $6.49, respectively. The weighted-average grant date fair value and corresponding weighted-average assumptions used in the Monte Carlo valuation model were as follows:

	Performance RSU Granted
	2018	2017
Weighted-average grant date fair value	$10.45	$8.23

Weighted-average assumptions:
Expected life (in years)	3.0	3.0
Expected volatility	37.2%	33.5%
Risk-free interest rate	2.3%	1.4%
Expected dividend	2.5%	2.7%

RSUs to the Board of Directors.    The Company grants RSUs to certain members of its Board (“Board RSUs”). The total fair value of Board RSUs granted to during the year ended November 25, 2018 of $1.5 million was estimated using the fair value of the Company’s common stock. The total fair value of RSUs outstanding, vested and expected to vest was $10.1 million and $6.5 million as of November 25, 2018 and November 26, 2017, respectively.

Board RSUs vest in a series of three equal installments at 13 months, 24 months and 36 months following the date of grant subject to continued service. However, if the recipient’s continuous service terminates for a reason other than cause after the first vesting installment, but prior to full vesting, then the remaining unvested portion of the award becomes fully vested as of the date of such termination.

Liability Awards

The Company grants cash settled phantom restricted stock units, which include service or performance conditions, to select levels of the Company’s management. Upon vesting of a phantom restricted stock unit, the participant will receive a cash payout in an amount equal to the vested units multiplied by the fair value of the Company’s common stock at the end of the service or performance period.

Phantom restricted stock units with service conditions (“Phantom Service RSUs”) granted during 2018 vest in four annual equal installments of 25% beginning on the first anniversary of the date granted subject to continued employment. The Phantom Service RSUs granted in 2017 cliff vest in three years subject to continued employment. For Phantom Service RSUs prior to 2017, the actual number of Phantom Service RSUs to vest is subject to a minimum and maximum, based on the fair value of the common stock at the end of the three-year performance period. Phantom restricted stock units with performance conditions (“Phantom Performance RSUs”) vest at varying unit amounts, up to 200% of those awarded, based on attainment of certain three-year cumulative performance goals and subject to continued employment.

Liability award activity during the year ended November 25, 2018 was as follows:

	Phantom Service RSUs			Phantom Performance RSUs
	Units	Weighted- Average Fair Value	Fair Value At Period End	Units	Weighted- Average Fair Value	Fair Value At Period End
	(Units in thousands)
Outstanding at November 26, 2017	8,750	$6.79	$8.45	1,040	$6.93	$8.45
Granted	3,000	9.77		870	9.67
Vested	(1,950)	7.45		—	—
Performance adjustment	90	6.91		—	—
Forfeited	(790)	7.24		(200)	7.80

Outstanding at November 25, 2018	9,100	$7.59	$14.60	1,710	$8.22	$14.60

Expected to vest at November 25, 2018	8,470	$7.53	$14.60	1,530	$8.18	$14.60

The total fair value of Phantom Service RSU awards vested during 2018, 2017 and 2016 was $17.0 million, $9.2 million and $15.8 million, respectively. The weighted-average fair value of Phantom Service RSUs at the grant date was estimated based on the fair value of the Company’s common stock. The Company accrued for $94.5 million of Phantom Service RSUs and Phantom Performance RSUs as of November 25, 2018.

Unrecognized future compensation cost as of November 25, 2018 of $46.4 million for Phantom Service RSUs and $11.9 million for Phantom Performance RSUs are expected to be recognized over a weighted-average period of 2.28 years and 1.73 years, respectively. The Company believes it is probable that the liability awards will vest.